Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Manning & Napier Fund, Inc.
Entity Central Index Key	0000751173
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Core Bond Series (Class I)
Shareholder Report [Line Items]
Fund Name	Core Bond Series
Class Name	Class I
Trading Symbol	EXCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I of Core Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.44%

Expenses are equal to Class I shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 669,787,765
Holdings Count | Holdings	196
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$669,787,765
Number of Holdings	196
Portfolio Turnover (for the six months ended 6/30/25)	19%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Core Bond Series (Class S)
Shareholder Report [Line Items]
Fund Name	Core Bond Series
Class Name	Class S
Trading Symbol	EXCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class S of Core Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$33	0.66%

Expenses are equal to Class S shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 669,787,765
Holdings Count | Holdings	196
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$669,787,765
Number of Holdings	196
Portfolio Turnover (for the six months ended 6/30/25)	19%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Core Bond Series (Class W)
Shareholder Report [Line Items]
Fund Name	Core Bond Series
Class Name	Class W
Trading Symbol	MCBWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class W of Core Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$3	0.05%

Expenses are equal to Class W shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 669,787,765
Holdings Count | Holdings	196
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$669,787,765
Number of Holdings	196
Portfolio Turnover (for the six months ended 6/30/25)	19%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Core Bond Series (Class Z)
Shareholder Report [Line Items]
Fund Name	Core Bond Series
Class Name	Class Z
Trading Symbol	MCBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Z of Core Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$15	0.30%

Expenses are equal to Class Z shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 669,787,765
Holdings Count | Holdings	196
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$669,787,765
Number of Holdings	196
Portfolio Turnover (for the six months ended 6/30/25)	19%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Unconstrained Bond Series (Class I)
Shareholder Report [Line Items]
Fund Name	Unconstrained Bond Series
Class Name	Class I
Trading Symbol	MNCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I of Unconstrained Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.48%

Expenses are equal to Class I shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 827,197,613
Holdings Count | Holdings	206
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$827,197,613
Number of Holdings	206
Portfolio Turnover (for the six months ended 6/30/25)	29%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Unconstrained Bond Series (Class S)
Shareholder Report [Line Items]
Fund Name	Unconstrained Bond Series
Class Name	Class S
Trading Symbol	EXCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class S of Unconstrained Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$37	0.74%

Expenses are equal to Class S shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
Net Assets	$ 827,197,613
Holdings Count | Holdings	206
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$827,197,613
Number of Holdings	206
Portfolio Turnover (for the six months ended 6/30/25)	29%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Unconstrained Bond Series (Class W)
Shareholder Report [Line Items]
Fund Name	Unconstrained Bond Series
Class Name	Class W
Trading Symbol	MUBWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class W of Unconstrained Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$3	0.05%

Expenses are equal to Class W shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 827,197,613
Holdings Count | Holdings	206
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$827,197,613
Number of Holdings	206
Portfolio Turnover (for the six months ended 6/30/25)	29%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

High Yield Bond Series (Class I)
Shareholder Report [Line Items]
Fund Name	High Yield Bond Series
Class Name	Class I
Trading Symbol	MNHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I of High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.59%

Expenses are equal to Class I shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 1,380,545,662
Holdings Count | Holdings	94
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$1,380,545,662
Number of Holdings	94
Portfolio Turnover (for the six months ended 6/30/25)	52%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

High Yield Bond Series (Class S)
Shareholder Report [Line Items]
Fund Name	High Yield Bond Series
Class Name	Class S
Trading Symbol	MNHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class S of High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Class S	$44	0.88%

Expenses are equal to Class S shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Net Assets	$ 1,380,545,662
Holdings Count | Holdings	94
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$1,380,545,662
Number of Holdings	94
Portfolio Turnover (for the six months ended 6/30/25)	52%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

High Yield Bond Series (Class W)
Shareholder Report [Line Items]
Fund Name	High Yield Bond Series
Class Name	Class W
Trading Symbol	MHYWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class W of High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.10%

Expenses are equal to Class W shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 1,380,545,662
Holdings Count | Holdings	94
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$1,380,545,662
Number of Holdings	94
Portfolio Turnover (for the six months ended 6/30/25)	52%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

High Yield Bond Series (Class Z)
Shareholder Report [Line Items]
Fund Name	High Yield Bond Series
Class Name	Class Z
Trading Symbol	MHYZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Z of High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$24	0.47%

Expenses are equal to Class Z shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 1,380,545,662
Holdings Count | Holdings	94
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$1,380,545,662
Number of Holdings	94
Portfolio Turnover (for the six months ended 6/30/25)	52%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Diversified Tax Exempt Series (Class A)
Shareholder Report [Line Items]
Fund Name	Diversified Tax Exempt Series
Class Name	Class A
Trading Symbol	EXDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A of Diversified Tax Exempt Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025,
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.50%

Expenses are equal to Class A shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Material Change Date	Mar. 01, 2025
Net Assets	$ 220,659,013
Holdings Count | Holdings	158
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$220,659,013
Number of Holdings	158
Portfolio Turnover (for the six months ended 6/30/25)	19%

Holdings [Text Block]	Top Ten States (% of total investments)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of June 30, 2025)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	1.9
Revenue Bonds	37.1
General Obligation Bonds	54.4
Exchange-Traded Fund	2.0
U.S. Treasury Notes	3.6
Commercial Mortgage-Backed Securities	1.0

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Series since December 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800) 466‑3863.

Effective March 1, 2025, Diversified Tax Exempt Series' management fee was reduced from 0.50% to 0.30%. Additionally, the Advisor has contractually agreed to limit its fees and reimburse expenses as necessary to ensure that direct annual fund operating expenses for Class A do not exceed 0.60% of average daily net assets.

Material Fund Change Expenses [Text Block]	Effective March 1, 2025, Diversified Tax Exempt Series' management fee was reduced from 0.50% to 0.30%. Additionally, the Advisor has contractually agreed to limit its fees and reimburse expenses as necessary to ensure that direct annual fund operating expenses for Class A do not exceed 0.60% of average daily net assets.
Updated Prospectus Phone Number	(800) 466‑3863
Updated Prospectus Web Address	www.manning-napier.com/products/mutual-funds
Diversified Tax Exempt Series (Class W)
Shareholder Report [Line Items]
Fund Name	Diversified Tax Exempt Series
Class Name	Class W
Trading Symbol	MNDWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class W of Diversified Tax Exempt Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025,
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$7	0.14%

Expenses are equal to Class W shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Material Change Date	Mar. 01, 2025
Net Assets	$ 220,659,013
Holdings Count | Holdings	158
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$220,659,013
Number of Holdings	158
Portfolio Turnover (for the six months ended 6/30/25)	19%

Holdings [Text Block]	Top Ten States (% of total investments)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of June 30, 2025)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	1.9
Revenue Bonds	37.1
General Obligation Bonds	54.4
Exchange-Traded Fund	2.0
U.S. Treasury Notes	3.6
Commercial Mortgage-Backed Securities	1.0

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Series since December 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800) 466‑3863.

Effective March 1, 2025, Diversified Tax Exempt Series' management fee was reduced from 0.50% to 0.30%. The Advisor continues to contractually waive the management fee for Class W shares. Additionally, the Advisor has contractually agreed to limit its fees and reimburse expenses as necessary to ensure that direct annual fund operating expenses of Class W do not exceed 0.30% of average daily net assets.

Material Fund Change Expenses [Text Block]	Effective March 1, 2025, Diversified Tax Exempt Series' management fee was reduced from 0.50% to 0.30%. The Advisor continues to contractually waive the management fee for Class W shares. Additionally, the Advisor has contractually agreed to limit its fees and reimburse expenses as necessary to ensure that direct annual fund operating expenses of Class W do not exceed 0.30% of average daily net assets.
Updated Prospectus Phone Number	(800) 466‑3863
Updated Prospectus Web Address	www.manning-napier.com/products/mutual-funds
Callodine Equity Income Series (Class I)
Shareholder Report [Line Items]
Fund Name	Callodine Equity Income Series
Class Name	Class I
Trading Symbol	CEIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I of Callodine Equity Income Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.95%

Expenses are equal to Class I shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Net Assets	$ 189,034,913
Holdings Count | Holdings	32
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$189,034,913
Number of Holdings	32
Portfolio Turnover (for the six months ended 6/30/25)	26%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of June 30, 2025)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	1.5
Common Stocks	98.5

Expressed as a percentage of net assets.

Callodine Equity Income Series (Class S)
Shareholder Report [Line Items]
Fund Name	Callodine Equity Income Series
Class Name	Class S
Trading Symbol	CEISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class S of Callodine Equity Income Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$57	1.16%

Expenses are equal to Class S shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.16%
Net Assets	$ 189,034,913
Holdings Count | Holdings	32
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$189,034,913
Number of Holdings	32
Portfolio Turnover (for the six months ended 6/30/25)	26%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of June 30, 2025)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	1.5
Common Stocks	98.5

Expressed as a percentage of net assets.

Callodine Equity Income Series (Class Z)
Shareholder Report [Line Items]
Fund Name	Callodine Equity Income Series
Class Name	Class Z
Trading Symbol	CEIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Z of Callodine Equity Income Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$40	0.80%

Expenses are equal to Class Z shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 189,034,913
Holdings Count | Holdings	32
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$189,034,913
Number of Holdings	32
Portfolio Turnover (for the six months ended 6/30/25)	26%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of June 30, 2025)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	1.5
Common Stocks	98.5

Expressed as a percentage of net assets.

Credit Series (Class I)
Shareholder Report [Line Items]
Fund Name	Credit Series
Class Name	Class I
Trading Symbol	MCDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I of Credit Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.50%

Expenses are equal to Class I shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 306,918,759
Holdings Count | Holdings	157
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$306,918,759
Number of Holdings	157
Portfolio Turnover (for the six months ended 6/30/25)	14%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Credit Series (Class S)
Shareholder Report [Line Items]
Fund Name	Credit Series
Class Name	Class S
Trading Symbol	MCDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class S of Credit Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$33	0.66%

Expenses are equal to Class S shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 306,918,759
Holdings Count | Holdings	157
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$306,918,759
Number of Holdings	157
Portfolio Turnover (for the six months ended 6/30/25)	14%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Credit Series (Class W)
Shareholder Report [Line Items]
Fund Name	Credit Series
Class Name	Class W
Trading Symbol	MCDWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class W of Credit Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.10%

Expenses are equal to Class W shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 306,918,759
Holdings Count | Holdings	157
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$306,918,759
Number of Holdings	157
Portfolio Turnover (for the six months ended 6/30/25)	14%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.